Segment Information - Summary of Revenue By Geographic Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	$ 18,757	$ 13,682	$ 9,690
Property, plant and equipment	17,510	16,003	16,413
Argentina [member]
Disclosure of geographical areas [line items]
Revenue	16,420	12,074	8,466
Property, plant and equipment	17,500	16,002	16,409
Mercosur and Associates Countries [member]
Disclosure of geographical areas [line items]
Revenue	1,107	668	410
Property, plant and equipment	10	1	4
Rest of the world [member]
Disclosure of geographical areas [line items]
Revenue	816	687	336
Europe [member]
Disclosure of geographical areas [line items]
Revenue	$ 414	$ 253	$ 478